Average Annual Total Returns - Class A Class C and Institutional Class - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Class A Since Inception	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) Since Inception	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Since Inception	Class C 1 Year	Class C 5 Years	Class C Inception Date	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) Since Inception	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years
Total	37.48%	91.44%	43.47%	Nov. 28, 2014	36.97%	87.23%	42.82%	32.15%	53.96%	36.89%	20.90%	48.88%	24.27%	37.51%	98.48%	43.79%	Nov. 28, 2014	36.97%	93.88%	43.11%	32.16%	58.11%	37.16%	20.90%	48.88%	24.27%